Significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Significant accounting policies [Text block]
Table of Contents

Note 1Significant accounting policies

The Consolidated financial statements in the Group financial statements section have been prepared in accordance with International Financial Reporting Standards (IFRS) as endorsed by the European Union (EU) and with the statutory provisions of Part 9, Book 2 of the Dutch Civil Code.

All standards and interpretations issued by the International Accounting Standards Board (IASB) and the IFRS Interpretations Committee effective 2017 have been endorsed by the EU; consequently, the accounting policies applied by Koninklijke Philips N.V. (hereafter: the ‘Company’ or ‘Philips’) also comply with IFRS as issued by the IASB. These accounting policies have been applied by group entities.

The Consolidated financial statements have been prepared under the historical cost convention, unless otherwise indicated.

The Consolidated financial statements are presented in euros, which is the presentation currency. Due to rounding, amounts may not add up precisely to totals provided.

On February 20, 2018, the Board of Management authorized the Consolidated financial statements for issue. The Consolidated financial statements as presented in this report are subject to adoption by the Annual General Meeting of Shareholders, to be held on May 3, 2018.

Use of estimates

The preparation of the Consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. These estimates inherently contain a degree of uncertainty. Actual results may differ from these estimates under different assumptions or conditions.

In the process of applying the accounting policies, management has made estimates and assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to the reported amounts of assets and liabilities within the next financial year, as well as to the disclosure of contingent liabilities at the date of the Consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company evaluates these estimates and judgments on an ongoing basis and bases the estimates on historical experience, current and expected future outcomes, third-party evaluations and various other assumptions that Philips believes are reasonable under the circumstances. Existing circumstances and assumptions about future developments may change due to circumstances beyond the Company’s control and are reflected in the assumptions if and when they occur. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. The Company revises material estimates if changes occur in the circumstances or there is new information or experience on which an estimate was or can be based.

The areas where the most significant judgments and estimates are made are goodwill, deferred tax asset recoverability including assessment on valuation adjustment following the enactment of the US Tax Cuts and Jobs Act in December 2017, impairments, financial instruments, the accounting for an arrangement containing a lease, revenue recognition (multiple element arrangements), tax risks and other contingencies, assessment of control (including ‘de facto’ control of Philips Lighting), classification of assets and liabilities held for sale and the presentation of items of profit and loss and cash flows as continued or discontinued, as well as when determining the fair values of acquired identifiable intangible assets and investments based on an assessment of future cash flows. For further discussion on these significant judgements and estimates, reference is made to the respective notes within these Consolidated financial statements that relate to the above topics.

Further judgment is applied when analyzing impairments of goodwill and intangible assets not yet ready for use that are performed annually and whenever a triggering event has occurred to determine whether the carrying value exceeds the recoverable amount. These analyses are generally based on estimates of future cash flows. Furthermore, the Company applies judgment when actuarial assumptions are established to anticipate future events that are used in calculating post-employment benefit expenses and liabilities. These factors include assumptions with respect to interest rates, rates of increase in healthcare costs, rates of future compensation increases, turnover rates and life expectancy.

Changes 2015 and 2016

Accounting policies have been applied consistently for all periods presented in these consolidated financial statements, except for the items mentioned below. In addition, certain prior-year amounts have been reclassified to conform to the current year presentation.

Changes processed in 2017 affecting 2016 and 2015
Tax adjustments

Two tax related adjustments were identified in 2017, relating to tax expense understatements for years prior to 2016. These adjustments affected the previously issued financial statements for a number of years up to and until December 31, 2015, including an impact on net income of EUR 20 million in 2015 and EUR 55 million to opening retained earnings in 2016.

If these adjustments had been processed in 2017, the impact would have been material for 2017 and as such the adjustments were processed in 2015 and 2016, since it was concluded that the year-by-year understatements were immaterial for the years up to and including 2016.

Change in Balance Sheet presentation

Philips has changed the presentation of the Consolidated balance sheets by removing certain disaggregated line items and sub-totals, not affecting the totals presented. Since this information is already included in the relevant notes to the Consolidated financial statements, the line items have been removed to improve readability.

Change in Investments in associates presentation

In order to improve comparability and keep consistency with peer practice, Philips has changed the presentation of the line item Investments in associates and moved it into the subtotal Income before taxes in the Consolidated statements of income. This change did not impact the results of operations or financial position.

Change in Cash Flows presentation

IFRS 5 Non-current Assets Held for Sale and Discontinued Operations requires that the net cash flows attributable to the operating, investing and financing activities of discontinued operations are disclosed in the Consolidated financial statements of Philips. These disclosures may be presented either in the Consolidated statements of cash flows or in the notes to the Consolidated financial statements. In order to improve readability and enhance the focus of the cash flow statement on the HealthTech cash flows, in 2017 Philips made the policy choice to disclose the net cash provided by (used for) discontinued operations as one line in the Consolidated statements of cash flows. The breakdown of the operating, investing and financing cash flow activities included in Discontinued operations and assets classified as held for sale.

Changes processed in 2016 affecting 2015
Change in Segment reporting

In 2016, Philips established two stand-alone companies focused on the HealthTech and Lighting opportunities. As part of this separation, Philips changed the way it allocated resources and analyzes its performance based on the revised segment structure. Accordingly, from 2016 the operational reportable segments for the purpose of the disclosures required by IFRS 8 Operating Segments were Personal Health businesses, Diagnosis & Treatment businesses, Connected Care & Health Informatics businesses and Lighting, each being responsible for the management of its business worldwide. Additionally, HealthTech Other and Legacy Items are included in Information by segment and main country. The new segment structure had no impact on the cash-generating units disclosed in Goodwill.

Consequential changes to comparative segment disclosures were processed in Other assets, Receivables, and Provisions. 2015 segment results have been reclassified according to the revised reporting structure. Segment information can be found in Information by segment and main country.

Specific choices within IFRS

In certain instances IFRS allows alternative accounting treatments for measurement and/or disclosure. Philips has adopted one of the treatments as appropriate to the circumstances of the Company. The most important of these alternative treatments are mentioned below.

Tangible and intangible fixed assets

Under IFRS, an entity shall choose either the cost model or the revaluation model as its accounting for tangible and intangible fixed assets. In this respect, items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The useful lives and residual values are evaluated annually. Furthermore, the Company chose to apply the cost model, meaning that costs relating to product development, the development and purchase of software for internal use and other intangible assets are capitalized and subsequently amortized over the estimated useful life. Further information on Tangible and Intangible fixed assets can be found in Property, plant and equipment and Intangible assets excluding goodwill , respectively.

Employee benefit accounting

IFRS does not specify how an entity should present its service costs related to pensions and net interest on the net defined-benefit liability (asset) in the Statement of income. With regards to these elements, the Company presents service costs in Income from operations and the net interest expenses related to defined-benefit plans in Financial expense.

Furthermore, when accounting for the settlement of defined-benefit plans the Company made the accounting policy choice to adjust the amount of the plan assets transferred for the effect of the asset ceiling.

Further information on employee benefit accounting can be found in Post-employment benefits.

Cash flow statements

Under IFRS, an entity shall report cash flows from operating activities using either the direct method (whereby major classes of gross cash receipts and gross cash payments are disclosed) or the indirect method (whereby profit or loss is adjusted for the effects of transactions of a non-cash nature, any deferrals or accruals of past or future operating cash receipts or payments, and items of income or expense associated with investing or financing cash flows). In this respect, the Company chose to prepare the cash flow statements using the indirect method.

Furthermore, interest cash flows are presented in cash flows from operating activities rather than in cash flows from financing or investing activities, because they enter into the determination of profit or loss. The Company chose to present dividends paid to shareholders of Koninklijke Philips N.V. as a component of cash flows from financing activities, rather than to present such dividends as cash flows from operating activities, which is an allowed alternative under IFRS.

Consolidated statements of cash flows can be found in Consolidated statements of cash flows.

Policies that are more critical in nature

Revenue recognition

Revenue from the sale of goods in the course of the ordinary activities is measured at the fair value of the consideration received or receivable, net of returns, trade discounts and volume rebates. Revenue for sale of goods is recognized when the significant risks and rewards of ownership have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of the goods can be estimated reliably, there is no continuing involvement with goods, and the amount of revenue can be measured reliably. If it is probable that discounts will be granted and the amount can be measured reliably, then the discount is recognized as a reduction of revenue as the sales are recognized.

Transfer of risks and rewards varies depending on the individual terms of the contract of sale. For consumer-type products in the segment of Personal Health businesses these criteria are met at the time the product is shipped and delivered to the customer and title and risk have passed to the customer (depending on the delivery conditions) and acceptance of the product has been obtained. Examples of delivery conditions are ‘Free on Board point of delivery’ and ‘Costs, Insurance Paid point of delivery’, where the point of delivery may be the shipping warehouse or any other point of destination as agreed in the contract with the customer and where title and risk for the goods pass to the customer.

Revenues of transactions that have separately identifiable components are recognized based on their relative fair values. These transactions mainly occur in the segments Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses and include arrangements that require subsequent installation and training activities in order to become operable for the customer. Revenue recognition is deferred until the installation has been completed and the product is ready to be used by the customer in the way contractually agreed.

Revenues are recorded net of sales taxes, customer discounts, rebates and similar charges. For products for which a right of return exists during a defined period, revenue recognition is determined based on the historical pattern of actual returns, or in cases where such information is not available, revenue recognition is postponed until the return period has lapsed. Return policies are typically based on customary return arrangements in local markets.

In the case of loss under a sales agreement, the loss is recognized immediately.

Expenses incurred for shipping and handling of internal movements of goods are recorded as cost of sales. Shipping and handling related to sales to third parties are recorded as selling expenses. When shipping and handling is part of a project and billed to the customer, then the related expenses are recorded as cost of sales. Shipping and handling billed to customers is recognized as revenues. Service revenue related to repair and maintenance activities for goods sold is recognized ratably over the service period or as services are rendered.

A provision for product warranty is made at the time of revenue recognition and reflects the estimated costs of replacement and free-of-charge services that will be incurred by the Company with respect to the products. For certain products, the customer has the option to purchase an extension of the warranty, which is subsequently billed to the customer. Revenue recognition occurs on a straight-line basis over the extended warranty contract period.

Revenue from services is recognized when the Company can reliably measure the amount of revenue and the associated cost related to the stage of completion of a contract or transaction, and the recovery of the consideration is considered probable. Royalty income from intellectual property rights, which is generally earned based upon a percentage of sales or a fixed amount per product sold, is recognized on an accrual basis based on actual or reliably estimated sales made by a licensee. Royalty income from an agreement with lump-sum consideration is recognized on accrual basis based on the contractual terms and substance of the relevant agreement with a licensee.

Grants from governments are recognized at their fair value where there is a reasonable assurance that the grant will be received and the Company will comply with all attached conditions. Government grants relating to costs are deferred and recognized in the Statement of income as a reduction of the related costs over the period necessary to match them with the costs that they are intended to compensate. Grants related to assets are deducted from the cost of the asset and presented net in the Consolidated balance sheets.

Income taxes

Income taxes comprises current and deferred tax. Income tax is recognized in the Statement of income except to the extent that it relates to items recognized directly within equity or in other comprehensive income. Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Tax liabilities are recognized when it is considered probable that there will be a future outflow of funds to a taxing authority. In such cases, provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact the income tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are recognized, using the balance sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of goodwill; the initial recognition of assets and liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit; and differences relating to investments in subsidiaries, joint ventures and associates where the reversal of the respective temporary difference can be controlled by the Company and it is probable that it will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Deferred tax liabilities for withholding taxes are recognized for subsidiaries in situations where the income is to be paid out as dividend in the foreseeable future and for undistributed earnings of unconsolidated companies to the extent that these withholding taxes are not expected to be refundable or deductible. Changes in tax rates and tax laws are reflected in the period when the change has been enacted or substantively enacted by the reporting date.

Any subsequent adjustment to a tax asset or liability that originated in discontinued operations, due to a change in the tax base or its measurement, is allocated to discontinued operations (i.e. backwards tracing). Examples are a tax rate change or change in retained assets or liabilities directly relating to the discontinued operation. Any subsequent change to the recognition of deferred tax assets is allocated to the component in which the taxable gain is or will be recognized. The above principles are applied to the extent the ‘discontinued operations’ is sufficiently separable from continuing operations.

Further information on income tax can be found in Income taxes.

Provisions

Provisions are recognized if, as a result of a past event, the Company has a present legal or constructive obligation, the amount can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax discount rate that reflects current market assessments of the time value of money. The increase in the provision due to passage of time is recognized as interest expense. The accounting and presentation for some of the Company’s provisions is as follows:

  Product warranty – A provision for warranties is recognized when the underlying products or services are sold. The provision is based on historical warranty data and a weighing of possible outcomes against their associated probabilities.
  Environmental provisions – Measurement of liabilities associated with environmental obligations is based on current legal and constructive requirements. Liabilities and expected insurance recoveries, if any, are recorded separately. The carrying amount of environmental liabilities is regularly reviewed and adjusted for new facts and changes in law.
  Restructuring-related provisions – The provision for restructuring mainly relates to the estimated costs of initiated restructurings, the most significant of which have been approved by the Executive Committee, and which generally involve the realignment of certain parts of the industrial and commercial organization. When such restructurings require discontinuance and/or closure of lines of activities, the anticipated costs of closure or discontinuance are included in restructuring provisions. A liability is recognized for those costs only when the Company has a detailed formal plan for the restructuring and has raised a valid expectation with those affected that it will carry out the restructuring by starting to implement that plan or announcing its main features to those affected by it. Before a provision is established, the Company recognizes any impairment loss on the assets associated with the restructuring.
  Litigation provisions – In relation to legal claim provisions and settlements, the relevant balances are transferred to Other liabilities at the point the amount and timing of cash outflows are no longer uncertain. Settlements which are agreed for amounts in excess of existing provisions are reflected as increases of Other liabilities.

Further information on provisions can be found in Provisions.

Goodwill

The measurement of goodwill at initial recognition is described under Basis of consolidation note. Goodwill is subsequently measured at cost less accumulated impairment losses. Further information on goodwill can also be found in Goodwill.

Intangible assets other than goodwill

Acquired finite-lived intangible assets are amortized using the straight-line method over their estimated useful life. The useful lives are evaluated annually. Intangible assets are initially capitalized at cost, with the exception of intangible assets acquired as part of a business combination, which are capitalized at their acquisition date fair value.

The Company expenses all research costs as incurred. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized as an intangible asset if the product or process is technically and commercially feasible, the Company has sufficient resources and the intention to complete development and can measure the attributable expenditure reliably.

The capitalized development expenditure comprises of all directly attributable costs (including the cost of materials and direct labor). Other development expenditures and expenditures on research activities are recognized in the Statement of income. Capitalized development expenditure is stated at cost less accumulated amortization and impairment losses. Amortization of capitalized development expenditure is charged to the Statement of income on a straight-line basis over the estimated useful lives of the intangible assets.

Further information on intangible assets other than goodwill can be found in Intangible assets excluding goodwill.

Discontinued operations and non-current assets held for sale

Non-current assets and disposal groups comprising assets and liabilities that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale.

Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

A discontinued operation is a component of an entity that either has been disposed of, or is classified as held for sale, and represents a separate major line of business or geographical area of operations; is a part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or is a subsidiary acquired exclusively with a view to sell.

In case a discontinued operation is sold in stages as part of a single coordinated plan until completely sold, then the Investment in associate that is recognized upon sale of a portion that results in Philips having significant influence in the operation (rather than control), is continued to be treated as discontinued operation provided that the held for sale criteria are met.

Non-current assets held for sale and discontinued operations are carried at the lower of carrying amount or fair value less cost of disposal. Any gain or loss from disposal, together with the results of these operations until the date of disposal, is reported separately as discontinued operations. The financial information of discontinued operations is excluded from the respective captions in the Consolidated financial statements and related notes for all periods presented. Comparatives in the balance sheet are not represented when a non-current asset or disposal group is classified as held for sale. Comparatives are represented for presentation of discontinued operations in the Statement of cash flow and Statement of income.

Adjustments in the current period to amounts previously presented in discontinued operations that are directly related to the disposal of a discontinued operation in a prior period are classified separately in Discontinued operations. Circumstances to which these adjustments may relate include resolution of uncertainties that arise from the terms of the disposal transaction, such as the resolution of purchase price adjustments and indemnifications, resolution of uncertainties that arise from and are directly related to the operations of the component before its disposal, such as environmental and product warranty obligations retained by the Company, or the settlement of employee benefit plan obligations provided that the settlement is directly related to the disposal transaction.

Further information on discontinued operations and non-current assets held for sale can be found in Discontinued operations and assets classified as held for sale.

Impairment
Impairment of goodwill and intangible assets not yet ready for use

Goodwill and intangible assets not yet ready for use are not amortized but tested for impairment annually and whenever impairment indicators require. In case of goodwill and intangible assets not yet ready for use, either internal or external sources of information are considered indicators that an asset or a CGU may be impaired. In most cases the Company identified its cash-generating units for goodwill at one level below that of an operating segment. Cash flows at this level are substantially independent from other cash flows and this is the lowest level at which goodwill is monitored by the Executive Committee. In 2017 the Company performed and completed goodwill annual impairment tests in the fourth quarter, in line with 2016. In prior year, the Company also performed goodwill annual impairment tests in the second quarter, which was in line with 2015. An impairment loss is recognized in the Statement of income whenever and to the extent that the carrying amount of a cash-generating unit exceeds the unit’s recoverable amount, which is the greater of its value in use and fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from a sale of an asset in an arm’s length transaction, less costs of disposal.

Further information on impairment of goodwill and intangible assets not yet ready for use can be found in Goodwill and Intangible assets excluding goodwill respectively.

Impairment of non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets

Non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset with the greater of its value in use and fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from a sale of an asset in an arm’s length transaction, less costs of disposal. If the carrying amount of an asset is deemed not recoverable, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the recoverable amount. The review for impairment is carried out at the level where cash flows occur that are independent of other cash flows.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if and to the extent there has been a change in the estimates used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Reversals of impairment are recognized in the Consolidated statements of income.

Impairment of financial assets

A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset. In the case of available-for-sale financial assets, a significant or prolonged decline in the fair value of the financial asset below its cost is considered an indicator that the financial assets are impaired. If any such evidence exists for available-for sale financial assets, the cumulative loss - measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in the Statement of income - is reclassified from the fair value reserve in equity (through Other comprehensive income) to the Statement of income.

If objective evidence indicates that financial assets that are carried at cost, such as loans and receivables, need to be tested for impairment, calculations are based on information derived from business plans and other information available for estimating their fair value, which is based on estimated future cash flows discounted at the asset’s original effective interest rate. Any impairment loss is charged to the Statement of income.

An impairment loss related to financial assets is reversed if in a subsequent period the fair value increases and the increase can be related objectively to an event occurring after the impairment loss was recognized. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had been recognized. Reversals of impairment are recognized in the Statement of income except for reversals of impairment of available-for-sale equity securities, which are recognized in Other comprehensive income.

Further information on financial assets can be found in Other financial assets.

Other policies

Basis of consolidation

The Consolidated financial statements comprise the financial statements of Koninklijke Philips N.V. and all subsidiaries that the Company controls, i.e. when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when Philips has less than a majority of the voting or similar rights of an investee, Philips considers all relevant facts and circumstances in assessing whether it has power over an investee, including the contractual arrangement(s) with the other vote holders of the investee, rights arising from other contractual arrangements and the Company’s voting rights and potential voting rights. Subsidiaries are fully consolidated from the date that control commences until the date that control ceases. All intercompany balances and transactions have been eliminated in the Consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Loss of control

Upon the loss of control, the Company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising on the loss of control is recognized in the Statement of income. If the Company retains any interest in the previous subsidiary, then such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity accounted investee (associate) or as an available-for-sale financial asset, depending on the level of influence retained. Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.

Business combinations

Business combinations are accounted for using the acquisition method. Under the acquisition method, the identifiable assets acquired, liabilities assumed and any non-controlling interest in the acquiree are recognized at the acquisition date, which is the date on which control is transferred to the Company.

The Company measures goodwill at the acquisition date as:

  the fair value of the consideration transferred; plus
  the recognized amount of any non-controlling interest in the acquiree; plus if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree; less the net recognized amount (generally fair value) of the identifiable assets acquired and liabilities assumed.

Costs related to the acquisition, other than those associated with the issue of debt or equity securities, that the Company incurs are expensed as incurred.

Any contingent consideration payable is recognized at fair value at the acquisition date and initially is presented in Long-term provisions. When the timing and amount of the consideration become more certain, it is reclassified to Accrued liabilities. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent consideration are recognized in the Statement of income.

Non-controlling interests are measured at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.

Further information on business combinations can be found in Acquisitions and divestments.

Acquisitions of and adjustments to non-controlling interests

Acquisitions of non-controlling interests are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized. Adjustments to non-controlling interests arising from transactions that do not involve the loss of control are based on a proportionate amount of the net assets of the subsidiary.

Investments in associates (equity-accounted investees)

Associates are all entities over which the Company has significant influence, but no control. Significant influence is presumed with a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.

The Company’s share of the net income of these companies is included in Investments in associates, net of income taxes in the Statement of income, after adjustments to align the accounting policies with those of the Company, from the date that significant influence commences until the date that significant influence ceases. Dilution gains and losses arising from investments in associates are recognized in the Statement of income as part of Investments in associates, net of income taxes. When the Company’s share of losses exceeds its interest in an associate, the carrying amount of that interest (including any long-term loans) is reduced to zero and recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate. Unrealized gains on transactions between the Company and its associates are eliminated to the extent of the Company’s interest in the associates. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Remeasurement differences of an equity stake resulting from gaining control over the investee previously recorded as associate are recorded under Investments in associates.

Further information on investments in associates can be found in Interests in entities .

Foreign currencies
Foreign currency transactions

The financial statements of all group entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The euro (EUR) is the functional currency of the Company and presentation currency of the Group financial statements. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Statement of income, except when deferred in Other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges.

Foreign currency differences arising from translations are recognized in the Statement of income, except for available-for-sale equity investments which are recognized in Other comprehensive income. If there is an impairment which results in foreign currency differences being recognized, then these differences are reclassified from Other comprehensive income to the Statement of income.

All exchange difference items are presented as part of Cost of sales, with the exception of tax items and financial income and expense, which are recognized in the same line item as they relate to in the Statement of income.

Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are retranslated to the functional currency using the exchange rate at the date the fair value was determined. Non-monetary items in a foreign currency that are measured based on historical cost are translated using the exchange rate at the transaction date.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to euros at exchange rates at the reporting date. The income and expenses of foreign operations are translated to euros at exchange rates at the dates of the transactions.

Foreign currency differences arising on translation of foreign operations into euros are recognized in Other comprehensive income, and presented as part of Currency translation differences in Equity. However, if the operation is a non-wholly owned subsidiary, then the relevant proportionate share of the translation difference is allocated to Non-controlling interests.

When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the Currency translation differences related to the foreign operation is reclassified to the Statement of income as part of the gain or loss on disposal. When the Company disposes of only part of its interest in a subsidiary that includes a foreign operation while retaining control, the respective proportion of the cumulative amount is reattributed to Non-controlling interests. When the Company disposes of only part of its investment in an associate or joint venture that includes a foreign operation while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to the Statement of income.

Financial instruments
Non-derivative financial instruments

Non-derivative financial instruments are recognized initially at fair value when the Company becomes a party to the contractual provisions of the instrument.

Purchases and sales of financial assets in the normal course of business are accounted for at the trade date. Dividend and interest income are recognized when earned. Gains or losses, if any, are recorded in Financial income and expense.

Non-derivative financial instruments comprise cash and cash equivalents, receivables, other non-current financial assets, debt and other financial liabilities that are not designated as hedges.

Cash and cash equivalents

Cash and cash equivalents include all cash balances, money market funds and short-term highly liquid investments with an original maturity of three months or less that are readily convertible into known amounts of cash.

Further information on cash and cash equivalents can be found in Cash flow statement supplementary information.

Receivables

Receivables are carried at the lower of amortized cost or the present value of estimated future cash flows, taking into account discounts given or agreed. The present value of estimated future cash flows is determined through the use of value adjustments for uncollectible amounts. As soon as individual trade accounts receivable can no longer be collected in the normal way and are expected to result in a loss, they are designated as doubtful trade accounts receivable and valued at the expected collectible amounts. They are written off when they are deemed to be uncollectible because of bankruptcy or other forms of receivership of the debtors. The allowance for the risk of non-collection of trade accounts receivable takes into account credit-risk concentration, collective debt risk based on average historical losses, and specific circumstances such as serious adverse economic conditions in a specific country or region.

The Company derecognizes receivables on entering into factoring transactions if the Company has transferred substantially all risks and rewards or if Philips does not retain control over receivables.

Further information on receivables can be found in Receivables.

Other non-current financial assets

Other non-current financial assets include held-to-maturity investments, loans receivable and available-for-sale financial assets and financial assets at fair value through profit or loss.

Held-to-maturity investments are those debt securities which the Company has the ability and intent to hold until maturity. Held-to-maturity debt investments are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts using the effective interest method.

Loans receivable are stated at amortized cost, less impairment.

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and that are not classified in any of the other categories of financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available-for-sale debt instruments, are recognized in Other comprehensive income and presented in the fair value reserve in equity. When an investment is derecognized, the gain or loss accumulated in equity is reclassified to the Statement of income.

Available-for-sale financial assets including investments in privately-held companies that are not associates, and do not have a quoted market price in an active market and whose fair value could not be reliably determined, are carried at cost.

A financial asset is classified as fair value through profit or loss if it is classified as held for trading or is designated as such upon initial recognition. Financial assets are designated as fair value through profit or loss if the Company manages such investments and makes purchase and sale decisions based on their fair value in accordance with the Company’s documented risk management or investment strategy. Financial assets at fair value through profit or loss are measured at fair value, and changes therein are recognized in the Statement of income. Attributable transaction costs are recognized in the Statement of income as incurred.

Further information on other non-current financial assets can be found in Other financial assets.

Equity

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the Company purchases the Company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from equity attributable to the Company’s equity holders until the shares are cancelled or reissued. Where such ordinary shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in equity attributable to the Company’s equity holders.

Call options on own shares are treated as equity instruments.

Dividends are recognized as a liability in the period in which they are declared and approved by Shareholders. The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Further information on equity can be found in Equity.

Debt and other liabilities

Debt and liabilities other than provisions are stated at amortized cost.

Derivative financial instruments, including hedge accounting

The Company uses derivative financial instruments principally to manage its foreign currency risks and, to a more limited extent, for managing interest rate and commodity price risks. All derivative financial instruments are accounted for at the trade date and classified as current or non-current assets or liabilities based on the maturity date or the earlier termination date. Embedded derivatives are separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related. The Company measures all derivative financial instruments at fair value derived from market prices of the instruments, or calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread, credit spreads and foreign exchange rates, or from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the Statement of income, except for derivatives that are highly effective and qualify for cash flow or net investment hedge accounting.

Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in Other comprehensive income until the Statement of income is affected by the variability in cash flows of the designated hedged item. To the extent that the hedge is ineffective, changes in the fair value are recognized in the Statement of income.

The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is established that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively. When hedge accounting is discontinued because it is expected that a forecasted transaction will not occur, the Company continues to carry the derivative on the Balance sheet at its fair value, and gains and losses that were accumulated in Other comprehensive income are recognized immediately in the same line item as they relate to in the Statement of income.

Foreign currency differences arising on the retranslation of financial instruments designated as a hedge of a net investment in a foreign operation are recognized directly as a separate component of equity through Other comprehensive income, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the Statement of income.

Offsetting and master netting agreements

The Company presents financial assets and financial liabilities on a gross basis as separate line items in the Consolidated balance sheet.

Master netting agreements may be entered into when the Company undertakes a number of financial instrument transactions with a single counterparty. Such an agreement provides for a net settlement of all financial instruments covered by the agreement in the event of default or certain termination events on any of the transactions. A master netting agreement may create a right of offset that becomes enforceable and affects the realization or settlement of individual financial assets and financial liabilities only following a specified termination event. However, if this contractual right is subject to certain limitations then it does not necessarily provide a basis for offsetting unless both of the offsetting criteria are met, i.e. there is a legally enforceable right and an intention to settle net or simultaneously.

Property, plant and equipment

The costs of property, plant and equipment comprise all directly attributable costs (including the cost of material and direct labor).

Depreciation is generally calculated using the straight-line method over the useful life of the asset. Gains and losses on the sale of property, plant and equipment are included in Other Business Income. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless leading to an extension of the original lifetime or capacity.

Plant and equipment under finance leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. The gain realized on sale and operating leaseback transactions that are concluded based upon market conditions is recognized at the time of the sale in Other Business Income, in the Consolidated statements of income.

Further information on property, plant and equipment can be found in Property, plant and equipment.

Leased assets

Leases in which the Company is the lessee and has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the commencement of the lease at the lower of the fair value of the leased assets and the present value of the minimum lease payments. Each lease payment is allocated between the liability and finance charges. The interest element of the finance cost is charged to the Statement of income over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The corresponding rental obligations, net of finance charges, are included in other short-term and other non-current liabilities. The property, plant and equipment acquired under finance leases is depreciated over the shorter of the useful life of the assets and the lease term.

Leases in which the Company is the lessee and in which substantially all risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessor) are recognized in the Statement of income on a straight-line basis over the term of the lease.

Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of inventories comprises all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition. The costs of conversion of inventories include direct labor and fixed and variable production overheads, taking into account the stage of completion and the normal capacity of production facilities. Costs of idle facility and abnormal waste are expensed. The cost of inventories is determined using the first-in, first-out (FIFO) method. Inventory is reduced for the estimated losses due to obsolescence. This reduction is determined for groups of products based on sales in the recent past and/or expected future demand.

Further information on inventories can be found in Inventories.

Employee benefit accounting

A defined-contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts. Obligations for contributions to defined-contribution pension plans are recognized as an employee benefit expense in the Statement of income in the periods during which services are rendered by employees.

A defined-benefit plan is a post-employment benefit plan other than a defined-contribution plan. Plans for which the Company has no legal or constructive obligation to pay further amounts, but to which it does pay non-fixed contributions, are also treated as a defined-benefit plan. The net pension asset or liability recognized in the Consolidated balance sheets in respect of defined-benefit post-employment plans is the fair value of plan assets less the present value of the projected defined-benefit obligation at the balance sheet date. The defined-benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision, no distinction is made for the short-term portion.

For the Company’s major plans, a full discount rate curve of high-quality corporate bonds is used to determine the defined-benefit obligation. The curves are based on Towers Watson’s rate methodology which uses data of corporate bonds rated AA or equivalent. For the other plans a single point discount rate is used based on corporate bonds for which there is a deep market and the plan’s maturity. Plans in countries without a deep corporate bond market use a discount rate based on the local sovereign curve and the plan’s maturity.

Pension costs in respect of defined-benefit post-employment plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability in respect of employee service in previous years.

Remeasurements of the net defined-benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The Company recognizes all remeasurements in Other comprehensive income.

The Company recognizes gains and losses on the settlement of a defined-benefit plan when the settlement occurs. The gain or loss on settlement is the difference between the present value of the defined-benefit obligation being settled, as determined on the date of settlement, and the settlement price, including any plan assets transferred and any payments made directly by the Company in connection with the settlement. In this respect, the amount of the plan assets transferred is adjusted for the effect of the asset ceiling. Past service costs following from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment), are recognized in full in the Statement of income.

Further information on post-employment benefit accounting can be found in Post-employment benefits.

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. The Company recognizes a liability and an expense for bonuses and incentives based on a formula that takes into consideration the profit attributable to the Company’s shareholders after certain adjustments.

The Company’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the Statement of income in the period in which they arise.

Further information on other employee benefits can be found in Provisions under Other provisions section.

Share-based payment
Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model, further details of which are given in Share-based compensation.

The grant-date fair value of equity-settled share-based payment awards granted to employees is recognized as personnel expense, with a corresponding increase in equity, over the vesting period of the award. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant-date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant-date fair value. No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

When an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss. The dilutive effect of outstanding options and shares is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Earnings per share).

Financial income and expenses

Financial income comprises interest income on funds invested (including available-for-sale financial assets), dividend income, net gains on the disposal of available-for-sale financial assets, net fair value gains on financial assets at fair value through profit or loss, net gains on the remeasurement to fair value of any preexisting available-for-sale interest in an acquiree, and net gains on foreign exchange impacts that are recognized in the Statement of income.

Interest income is recognized on accrual basis in the Statement of income, using the effective interest method. Dividend income is recognized in the Statement of income on the date that the Company’s right to receive payment is established, which in the case of quoted securities is normally the ex-dividend date.

Financial expenses comprise interest expenses on borrowings, unwinding of the discount on provisions and contingent consideration, losses on disposal of available-for-sale financial assets, net fair value losses on financial assets at fair value through profit or loss, impairment losses recognized on financial assets (other than trade receivables), net interest expenses related to defined-benefit plans and net losses on foreign exchange impacts that are recognized in the Statement of income.

Further information on financial income and expenses can be found in Financial income and expenses.

Financial guarantees

The Company recognizes a liability at the fair value of the obligation at the inception of a financial guarantee contract if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation. The guarantee is subsequently measured at the higher of the best estimate of the obligation or the amount initially recognized less, when appropriate, cumulative amortization.

Cash flow statements

Cash flows arising from transactions in a foreign currency are translated in the Company’s functional currency using the exchange rate at the date of the cash flow. Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the hedged items. Cash flows from other derivative instruments are classified as investing cash flows.

Segment information

Operating segments are components of the Company’s business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker (the Executive Committee of the Company). The Executive Committee decides how to allocate resources and assesses performance. Reportable segments comprise the operating segments Personal Health businesses, Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses. Additionally, Philips identifies HealthTech Other and Legacy Items. Segment accounting policies are the same as the accounting policies applied by the Company.

Earnings per Share

The Company presents basic and diluted earnings per share (EPS) data for its common shares. Basic EPS is calculated by dividing the Net income (loss) attributable to shareholders by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the Net income (loss) attributable to shareholders and the weighted average number of common shares outstanding during the period, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprises forward purchase contracts entered into in 2017, restricted shares, performance shares and share options granted to employees.

Further information on earnings per share can be found in Earnings per share.

New standards and interpretations

IFRS accounting standards adopted as from 2017

Changes to policies, following from amendments to standards, interpretations and the annual improvement cycles, effective 2017, did not have a material impact on the Group financial statements.

IFRS accounting standards to be adopted as from 2018 and onwards

A number of new standards and amendments to existing standards have been published and are mandatory for the Company beginning on or after January 1, 2018 or later periods, and the Company has not early-adopted them. Those which may be the most relevant to the Company are set out below. Changes to other standards, following from amendments and the annual improvement cycles, are not expected to have a material impact on the Company’s financial statements.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments brings together the classification and measurement, impairment and hedge accounting phases of the IASB’s project to replace IAS 39 Financial Instruments: Recognition and Measurement.

The new standard also introduces expanded disclosure requirements to IFRS 7 Financial Instruments: Disclosures and changes in presentation to IAS 1 Presentation of Financial Statements. These are expected to change the nature and extent of the Company’s disclosures about its financial instruments particularly in the year of the adoption of the new standard.

The Company finalized the implementation of IFRS 9, except for the determination of the final IFRS 7 disclosures to be included in the Annual Report for 2018. These will be finalized in the coming year. The Company will adopt the new standard on the required effective date and will not restate comparative information. During 2017, Philips performed a detailed impact assessment of all three aspects of IFRS 9. Overall, the Company expects no significant impact on its statement of financial position and equity.

Classification and measurement

The Company noted no significant impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9. The investments in equity shares are currently classified as available-for-sale financial assets with gains and losses recorded in other comprehensive income. Upon adopting IFRS 9, certain financial investments amounting to EUR 21 million (impact on Company financial statements is EUR 14 million) will change classification and measurement from Other comprehensive income to Fair value through profit or loss (FVPL). The related fair value gains of EUR 5 million (impact on Company financial statements is EUR 5 million) will be transferred from the available-for-sale financial assets reserve to Retained earnings on January 1, 2018.

The remaining available-for-sale equity investments amounting to EUR 396 million (impact on Company financial statements is EUR 130 million) will continue to be measured at fair value through Other comprehensive income as the Company has chosen the fair value through other comprehensive income (FVOCI) election for such investments. Accordingly, the new guidance will not affect the classification and measurement of these financial assets. However, gains or losses realized on the sale of financial assets at FVOCI will no longer be transferred to profit or loss on sale, but instead reclassified below the line from the FVOCI reserve to Retained earnings.

The debt investments of the Company amounting to EUR 29 million (impact on Company financial statements is nil) that are currently classified as available-for-sale will satisfy the conditions for classification as at FVOCI and hence there will be no change to the accounting for these assets.

The Company has debt investment amounting to EUR 0.6 million (impact on Company financial statements is nil) currently classified as held-to-maturity and measured at amortized cost which meets the conditions for classification at amortized cost under IFRS 9.

Loans as well as trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required except for receivables which are factored. The business model for such factored receivables amounting to EUR 48 million (impact on Company financial statements is nil) is hold to collect and sell and hence they will be booked at FVOCI.

There will be no impact on the Company’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss, and the Company does not have any such liabilities. The derecognition rules have been transferred from IAS 39 Financial Instruments: Recognition and Measurement and have not been changed.

Impairment

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. The expected credit losses include forward-looking elements on all possible default events as well as historical loss data. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. The Company will apply the simplified approach and record lifetime-expected losses on all trade receivables. Based on the assessments undertaken to date, the Company expects no material increase in the loss allowance for debt investments and financial assets held at amortized cost. Additionally the Company also assessed the impact of the new impairment model on its intercompany financial assets (including receivables) recognized in the Company financial statements and concluded that there is no material increase in the loss allowance.

Hedge accounting

The Company has completed updates to its internal documentation and monitoring processes and concluded that all existing hedge relationships that are currently designated in effective hedging relationships will continue to qualify for hedge accounting under IFRS 9. Changes in the fair value of foreign exchange forward contracts attributable to forward points and in the time value of the option contracts will in future be deferred in costs of hedging reserve within equity. The deferred amounts will be recognized against the related hedged transaction when it occurs.

The Company has chosen not to retrospectively apply IFRS 9 on transition regarding the forward points of the forward contracts under IAS 39. As IFRS 9 does not change the general principles of how an entity accounts for effective hedges, applying the hedging requirements of IFRS 9 will not have a significant impact on Philips’ financial statements.

Transition

IFRS 9 must be applied for financial years commencing on or after January 1, 2018 and it is fully endorsed by the EU. The Company will apply the new rules retrospectively from January 1, 2018, with the practical expedients permitted under the standard. Comparatives for 2017 will not be restated in 2018.

IFRS 15 Revenue from Contracts with Customers

The IASB has issued a new standard that specifies how and when revenue is recognized and prescribes more informative and relevant disclosures. The standard supersedes IAS 18 Revenue, IAS 11 Construction Contracts and a number of revenue-related interpretations.

The new standard provides a single, principles-based five-step model to be applied to all contracts with customers and is based on the principle that revenue is recognized when control of a good or service transfers to a customer. Furthermore, it provides new guidance on whether revenue should be recognized at a point in time or over time. The standard also introduces new guidance on costs of fulfilling and obtaining a contract, specifying the circumstances in which such costs should be capitalized. Costs that do not meet the criteria must be expensed when incurred.

The actions needed to implement IFRS 15 in the organization have been finalized and the quantitative impacts determined, except for the determination of the final IFRS 15 disclosures to be included in the Annual Report for 2018. These will be finalized in the coming year. The following main impacted areas were identified.

Royalty income

Currently the Company recognizes revenue from intellectual property (IP) royalties, which is normally generated based upon a percentage of sales or a fixed amount per product sold, on an accrual basis based on actual or reliably estimated sales made by the licensees. Revenue generated from an agreement with lump-sum consideration is recognized on accrual basis based on the contractual terms and substance of the relevant agreement with a licensee. Under IFRS 15, revenues from the licensing of intellectual property should be recognized based on a right to access the intellectual property or a right to use the intellectual property approach. Under the first option revenue is recognized over time while under the second option revenue is recognized at a point in time. As a result, this will have an impact on revenues originating from the Company’s IP royalties with lump-sum consideration (within segment HealthTech Other) since under IFRS 15 such revenues will be recognized in the Statement of income at an earlier point in time rather than over time under the current methodology. An amount of EUR 34 million of deferred revenue will be recorded as an increase in retained earnings upon transition and a deferred tax asset of EUR 7 million will be released as a consequence. The net impact in equity will be EUR 25 million.

Costs of obtaining a contract

Under IFRS 15, the incremental costs of obtaining a contract with a customer are recognized as an asset if the entity expects to recover them.

The Company identified that certain sales commissions paid to third parties and internal employees that are typical for transactions in the segments Diagnosis & Treatment businesses and Connected Care & Health Informatics businesses qualify as incremental costs of obtaining a contract. These costs are mostly paid and capitalized as prepayment upon issuance of sales orders and recognition of revenue related to the sale of goods or rendering of services. Such costs are commonly expensed in line with the revenue recognition pattern of the related goods or services. Due to these sales commissions being largely amortized within a year, the Company decided to adopt the practical expedient of expensing sales commissions when incurred. An impact of EUR 68 million will be recorded as a retained earnings decrease in equity originating from the asset derecognition upon transition, and a deferred tax liability of EUR 17 million will be released as a consequence. The net impact in equity will be EUR 51 million.

Transition

IFRS 15 must be applied for periods beginning on or after January 1, 2018 and it is fully endorsed by the EU. The Company decided to adopt IFRS 15 in its consolidated financial statements for the year ending December 31, 2018, using the modified retrospective transition approach which means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated. The standard will only be applied to contracts that are not completed as of the date of initial application.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and is endorsed by the EU. It will supersede IAS 17 Leases and a number of lease-related interpretations and will result in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases.

The accounting for lessors will not change significantly.

The Company is in the process of implementing IFRS 16: the complete overview of existing operating lease contracts was determined (mainly real estate and car leases) and the investigation for an IT tool supporting IFRS 16 calculations and journal entries is ongoing. The new standard was discussed with management and internal stakeholders such as Treasury, Investor Relations and Human Resources so that they can work on potential adjustments to their processes, if needed. The Company is analyzing the preliminary quantitative impact of IFRS 16.

The standard will affect primarily the accounting for the Company’s operating leases. As at the reporting date, Philips has non-cancellable operating lease commitments of EUR 741 million (undiscounted) as further explained in Details of treasury / other financial risks. The Company plans to use the recognition exemption for low-value leases such as IT laptops and desktops and recognize on a straight line basis as an expense in profit or loss.

Philips has not yet assessed what other adjustments, if any, are necessary, such as following the change in the definition of the lease term, the different treatment of variable lease payments, and of extension and termination options. It is therefore not yet possible to estimate the amount of right-of-use assets and lease liabilities that will have to be recognized on adoption of the new standard and how this may affect the Company’s profit or loss and classification of cash flows going forward.

The standard is mandatory for financial years commencing on or after January 1, 2019. The Company decided not to adopt the standard before its effective date. Philips intends to apply the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information. When applying the modified retrospective approach to leases previously classified as operating leases under IAS 17, the lessee can elect, on a lease by lease basis whether to apply a number of practical expedients on the transition. The Company is assessing the potential impact of using these practical expedients.